INCOME TAXES (Tax Filings Subject To Examination) (Details)	12 Months Ended
Dec. 31, 2013
Israel [Member]
Income Tax Contingency [Line Items]
Open tax years	2012
Unites States [Member]
Income Tax Contingency [Line Items]
Open tax years	2010
Australia [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Germany [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Canada [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Japan [Member]
Income Tax Contingency [Line Items]
Open tax years	2010
Spain [Member]
Income Tax Contingency [Line Items]
Open tax years	2009